Rendering of services (Tables)	12 Months Ended
Mar. 31, 2025
Rendering Of Services
Schedule of revenue by product type and customer type

Revenue by Product types

	March 31,
	2023	2024	2025
Air Ticketing	1,779,972	1,729,305	1,925,254
Hotels and Packages	1,471,270	1,693,962	5,138,044
Other Services	154,306	160,531	320,166
	3,405,548	3,583,798	7,383,464

Schedule of contract assets
	March 31,
	2024	2025
Contract Assets	-	-

Schedule changes in contract assets

Changes in contract assets are as follows:

	March 31,
	2024	2025
Balance at the beginning of the year	190,598	-
Revenue recognized during the year#	-	-
Billed during the year	(190,598)	-
Balance at the end of the year	-	-

#	Refer to Note 8.1 above for details about contract assets for the year ended March 31, 2024.

Schedule of contract liabilities
	March 31,
	2024	2025
Advance from customer (refer to Note 37)	622,178	1,027,588
Deferred revenue (refer to Note 35)	3,360	2,390
Total Contract liabilities	625,538	1,029,978